Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables, Current and Non-Current	Accrued expenses and other payables, current and non-current, consisted of the following:
	As of December 31,
	2022	2023
Accrued payroll and welfare benefits	24,465	53,786
Government subsidies received on behalf of certain teachers and students	11,413	86,856
Other tax payables	165	-
Deposits received	212	9
Accrued service fees	147	544
Accrued utilities fees	71	22
Collection of teaching and auxiliary materials fee	9,850	101,800
Accrued expenses	1,532	19,743
Others	224	318
Accrued expenses and other payables	48,079	263,078
Including:
Current portion	46,434	263,078
Non-current portion	1,645	-